Reorganization and IPO - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 12, 2013
Reorganization And Inital Public Offering [Line Items]
Class B liability awards		$ 0		$ 225,249	$ 146,175		$ 552,000
Proceeds from Issuance Initial Public Offering	353,400
Pre-offering related compensation - other		143,035	53,960	54,153	55,714	17,578
Cash incentive compensation
Reorganization And Inital Public Offering [Line Items]
Pre-offering related compensation - other		$ 56,788	$ 0